Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Schedule Of Accounts Receivable [Table Text Block]

Accounts receivable consisted of the following at June 30, 2013 and December 31, 2012:

	As of June 30, 2013	As of December 31, 2012
Accounts receivable	$10,492,646	$4,416,193
Less: allowance for discounts	(1,004,000)	(1,088,720)
Less: allowance for doubtful accounts	(253,552)	(25,129)
Accounts receivable – net	$9,235,094	$3,302,344

Accounts receivable consisted of the following at December 31, 2012 and 2011:

	As of December 31, 2012	As of December 31, 2011
Accounts receivable	$4,416,193	$2,766,776
Less: allowance for discounts	(1,088,720)	-
Less: allowance for doubtful accounts	(25,129)	(197,684)
Accounts receivable – net	$3,302,344	$2,569,092

Concentration Percentage Of Accounts Receivable With Customer [Table Text Block]

At June 30, 2013 and December 31, 2012, the Company had the following concentrations of accounts receivable with significant customers:

Customer	As of June 30, 2013	As of December 31, 2012
A	14%	19%
B	8%	6%
C	7%	0%

At December 31, 2012 and 2011, the Company had the following concentrations of accounts receivable with customers:
Customer	2012	2011
A	24%	36%
B	20%	7%
C	6%	12%
D	1%	10%

Schedule of Derivative Liabilities at Fair Value [Table Text Block]

The following are the major categories of liabilities measured at fair value on a recurring basis as of June 30, 2013 and December 31, 2012, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	As of June 30, 2013	As of December 31, 2012

Derivative liabilities (Level 2)	$2,369,032	$-

The following are the major categories of liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	As of December 31,
	2012	2011

Derivative liabilities (Level 2)	$-	$7,061,238

Schedule Of Sales [Table Text Block]

Sales for the three and six months ended June 30, 2013 and 2012 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Sales	$28,515,483	$18,869,103	$53,439,519	$38,171,872

Discounts	(3,035,424)	(3,439,763)	(5,398,293)	(6,181,852)

Sales - Net	$25,480,059	$15,429,340	$48,041,226	$31,990,020

Sales for the years ended December 31, 2012 and 2011 are as follows:

	Year Ended December 31,
	2012	2011
Sales	$77,768,138	$21,197,518

Discounts	(10,712,923)	(3,984,882)

Sales – Net	$67,055,215	$17,212,636

Schedule Of Concentrations Of Revenues With Customers [Table Text Block]

For the six months ended June 30, 2013 and 2012, the Company had the following concentrations of revenues with significant customers:

	Six Months Ended June 30,
Customer	2013	2012
A	31%	40%
B	12%	11%
C	6%	17%

For the years ended December 31, 2012 and 2011, the Company had the following concentrations of revenues with customers:

Concentrations
	Year Ended December 31,
Customer	2012	2011
A	33%	41%
B	12%	14%

Schedule Of Advertising Expense [Table Text Block]

Advertising expense for the three and six months ended June 30, 2013 and 2012 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012

Advertising	$3,275,200	$2,044,005	$5,592,577	$3,976,840

Advertising expense for the years ended December 31, 2012 and 2011, are as follows:
	Year Ended December 31,
	2012	2011
Advertising	$8,430,401	$5,241,585

Schedule Of Common Stock Equivalents [Table Text Block]

The Company has the following common stock equivalents for the six months ended June 30, 2013 and 2012, respectively:

	Six Months Ended June 30,
	2013	2012
Stock options (exercise price - $425/share)	670	1,903
Warrants (exercise price $4 – $1,275/share)	330,089	84,820
Convertible debt (exercise price $17/share)	-	2,471
Total common stock equivalents	330,759	89,194

The Company has the following common stock equivalents as of December 31, 2012 and 2011, respectively:

	As of December 31,
	2012	2011
Stock options (exercise price – $425/share)	1,847	1,903
Warrants (exercise price – $12.75 - $1,275/share)	89	72,584
Convertible Series C Preferred Stock (conversion price $8.50/share)	-	23
Convertible debt (conversion price – $1.70- $17/share)	-	527,757
Total common stock equivalents	1,936	602,267